Commitments and Contingencies - Legal proceedings (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		5 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	May 24, 2012 Leiv Eiriksson - Legal Claim	Jun. 30, 2012 Leiv Eiriksson - Legal Claim	Jul. 31, 2013 Capricorn Greenland Exploration 1and Limited Cairn Energy Plc.	Jun. 30, 2013 Capricorn Greenland Exploration 1and Limited Cairn Energy Plc.
Legal Matters and Contingencies [Line Items]
Payments for legal settlements			$ 6,100
Legal settlements and other, net	6,000	6,394		6,400		6,000
Proceeds from legal settlements					$ 5,000